FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	716-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 20, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $131,031

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     4616    87101 SH       SOLE                    87101
American Express Co.           COM              025816109     4672   120405 SH       SOLE                   120405
American Home Products         COM              026609107      240     4080 SH       SOLE                     4080
Amgen, Inc.                    COM              031162100     1759    28985 SH       SOLE                    28985
Applera Corp.-Applied Biosyste COM              038020103     2777   103800 SH       SOLE                   103800
Applied Materials, Inc.        COM              038222105     7083   144250 SH       SOLE                   144250
Bank of America                COM              060505104      866    14430 SH       SOLE                    14430
Berkshire Hathaway Cl. B       COM              084670207     6824     2967 SH       SOLE                     2967
Biovail Corp.                  COM              09067J109      285     6550 SH       SOLE                     6550
Bristol-Myers Squibb Co.       COM              110122108      289     5525 SH       SOLE                     5525
Campbell Soup Co.              COM              134429109     2827   109800 SH       SOLE                   109800
Cintas Corp.                   COM              172908105     1179    25498 SH       SOLE                    25498
Cisco Systems, Inc.            COM              17275R102     3255   178842 SH       SOLE                   178842
Citigroup, Inc.                COM              172967101     4344    82207 SH       SOLE                    82207
Coca-Cola Co.                  COM              191216100     7470   165992 SH       SOLE                   165992
Colgate-Palmolive Co.          COM              194162103      490     8300 SH       SOLE                     8300
Costco Cos.                    COM              22160K105      366     8914 SH       SOLE                     8914
Dell Computer Corp.            COM              247025109     4428   169334 SH       SOLE                   169334
EMC Corporation                COM              268648102     2800    95730 SH       SOLE                    95730
Exxon Mobil Corp.              COM              30231G102      235     2692 SH       SOLE                     2692
Gannett Co., Inc.              COM              364730101     1169    17732 SH       SOLE                    17732
General Electric Co.           COM              369604103     4350    89229 SH       SOLE                    89229
Gillette Co.                   COM              375766102     6489   223835 SH       SOLE                   223835
Greenpoint Financial Corp.     COM              395384100      691    18000 SH       SOLE                    18000
Home Depot, Inc.               COM              437076102      571    12273 SH       SOLE                    12273
Intel Corp.                    COM              458140100     5387   184170 SH       SOLE                   184170
International Business Machine COM              459200101      420     3714 SH       SOLE                     3714
J.P. Morgan Chase & Co., Inc.  COM              46625H100      249     5593 SH       SOLE                     5593
Johnson & Johnson, Inc.        COM              478160104     5034   100685 SH       SOLE                   100685
McDonalds Corp.                COM              580135101     2920   107911 SH       SOLE                   107911
Medtronic, Inc.                COM              585055106     4330    94118 SH       SOLE                    94118
Merck & Co., Inc.              COM              589331107     3400    53198 SH       SOLE                    53198
Microsoft Corp.                COM              594918104     4195    57460 SH       SOLE                    57460
Minnesota Mining & Manufacturi COM              604059105     3565    31241 SH       SOLE                    31241
Nokia Corp. ADS                COM              654902204     2533   114145 SH       SOLE                   114145
Oracle Systems                 COM              68389X105      272    14296 SH       SOLE                    14296
Paychex, Inc.                  COM              704326107      841    21029 SH       SOLE                    21029
Pfizer, Inc.                   COM              717081103     5349   133558 SH       SOLE                   133558
Schering-Plough Corp.          COM              806605101     3638   100386 SH       SOLE                   100386
Solectron Corp.                COM              834182107     2712   148193 SH       SOLE                   148193
Starbucks Corp.                COM              855244109     2711   117880 SH       SOLE                   117880
Symbol Technologies, Inc.      COM              871508107     2576   116025 SH       SOLE                   116025
Sysco Corp.                    COM              871829107     3008   110805 SH       SOLE                   110805
Texas Instruments, Inc.        COM              882508104      304     9525 SH       SOLE                     9525
United Parcel Service Cl. B    COM              911312106      360     6225 SH       SOLE                     6225
United Technologies Corp.      COM              913017109     2563    34988 SH       SOLE                    34988
Walt Disney Co.                COM              254687106     2679    92746 SH       SOLE                    92746
Wells Fargo & Co.              COM              949746101      900    19375 SH       SOLE                    19375
Wrigley, (Wm.) Jr. Co.         COM              982526105     1012    21594 SH       SOLE                    21594